Working capital (Tables)	12 Months Ended
Dec. 31, 2022
Working Capital [Abstract]
Disclosure of changes in working capital

	Years ended December 31,
	2022	2021	2020
	(€ million)
(Increase)/decrease in inventories	€(5,606)	€2,201	€844
(Increase)/decrease in trade receivables	(1,986)	246	191
Increase/(decrease) in trade payables	4,165	(1,273)	218
Other changes	(1,054)	38	47
Total change in working capital	€(4,481)	€1,212	€1,300